INVESTMENTS IN REHABILITATION AND OTHER FUNDS (Tables)	12 Months Ended
Jun. 30, 2024
Miscellaneous non-current assets [abstract]
Investments in environmental rehabilitation guarantees

Amounts in R million	Note	2024	2023

Investment in Guardrisk Cell Captive (a)		912.5	789.7
Balance at the beginning of the year		789.7	710.8
Contributions		38.3	28.4
Growth	6	84.5	50.5
Investments in rehabilitation and other funds		912.5	789.7

(a) Investment in Guardrisk Cell Captive
The investment in the cell captive is allocated as follows:		912.5	789.7
Environmental rehabilitation		697.5	630.6
Directors’ and Officers’ insurance		108.5	61.3
Other funds		106.5	97.8

Sensitivity analysis for types of market risk

Amounts in R million	2024	2023

100bp increase	9.1	7.9
100bp (decrease)	(9.1)	(7.9)